UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Cash Reserve Fund

December 31, 2007

	Principal
	Amount	Value
Certificates of Deposit – 5.78%
Chase Bank 5.17% 1/14/08	$10,000,000	$10,000,000
First Tennessee Bank 4.82% 1/28/08	5,000,000	5,000,000
UBS 5.59% 1/10/08	10,000,000	10,000,012
Wilmington Trust 5.29% 1/8/08	5,000,000	5,000,000
Total Certificates of Deposit (cost $30,000,012)		30,000,012

≠Discounted Commercial Paper – 82.91%
Colleges and Universities – 1.44%
Leland Stanford Junior University 4.629% 1/16/08	7,500,000	7,485,563
		7,485,563
Financial Services – 30.73%
CBA Finance
4.566% 1/28/08	5,200,000	5,182,255
4.944% 2/21/08	5,000,000	4,965,221
Danske
4.673% 1/31/08	5,000,000	4,980,604
4.864% 2/22/08	10,000,000	9,930,233
Fortis Banque 4.715% 2/11/08	10,000,000	9,946,586
Natixis Commercial Paper
4.788% 2/14/08	5,000,000	4,970,911
5.117% 1/11/08	7,500,000	7,489,354
Nestle Capital
3.84% 1/2/08	23,000,000	22,997,546
5.247% 1/23/08	10,000,000	9,968,039
Nordea North America
4.758% 2/14/08	7,500,000	7,456,642
5.194% 2/19/08	11,000,000	10,927,235
Rabobank USA Financial
4.438% 1/7/08	13,000,000	12,990,391
4.793% 1/22/08	10,000,000	9,972,117
San Paolo IMI US Financial
4.477% 1/31/08	10,000,000	9,962,833
5.022% 1/4/08	13,000,000	12,994,562
Societe Generale North America
4.783% 2/6/08	5,000,000	4,976,200
4.869% 4/1/08	10,000,000	9,878,414
		159,589,143
Industrial – 8.79%
Archer Daniels 4.282% 3/5/08	10,900,000	10,817,644
AstraZeneca 4.955% 1/23/08	10,000,000	9,969,811
BASF 5.387% 1/10/08	15,000,000	14,979,826
Shell International Finance 4.529% 3/28/08	10,000,000	9,891,975
		45,659,256
Mortgage Bankers & Brokers – 41.95%
Australian & New Zealand Banking Group 4.678% 1/31/08	7,500,000	7,470,875
Bank of America
4.825% 1/24/08	5,550,000	5,532,945
5.289% 2/8/08	5,000,000	4,972,239
Bank of Nova Scotia
4.789% 1/15/08	10,000,000	9,981,411
4.904% 1/22/08	5,000,000	4,985,738
Bank of Scotland
4.703% 4/14/08	10,000,000	9,865,956
4.911% 1/25/08	10,000,000	9,967,367
Barclays Bank 5.25% 1/7/08	10,000,000	9,999,999
BNP Paribas Finance 5.323% 1/11/08	10,000,000	9,985,236

First Tennessee Bank 5.18% 1/9/08	5,000,000	5,000,000
Goldman Sachs Group
4.00% 1/2/08	7,500,000	7,499,167
4.797% 1/28/08	7,500,000	7,473,113
ING Funding
4.728% 4/21/08	5,000,000	4,928,158
4.845% 1/24/08	6,000,000	5,981,485
5.156% 1/9/08	10,000,000	9,988,556
Lehman Brothers Holdings 4.25% 1/2/08	23,000,000	22,997,284
Lloyds TSB Bank 4.509% 2/4/08	15,000,000	14,936,391
Morgan Stanley 5.434% 3/20/08	10,000,000	9,882,158
Royal Bank of Scotland 4.816% 2/11/08	10,000,000	9,945,447
Skandinaviska Enskilda Bank
4.64% 6/2/08	7,750,000	7,600,134
4.798% 1/14/08	7,500,000	7,487,027
4.991% 2/1/08	6,000,000	5,974,322
Westpac Bank 5.19% 1/15/08	5,000,000	5,000,000
Westpac Securities North America 4.803% 3/25/08	7,500,000	7,416,875
Wilmington Trust
4.80% 1/8/08	5,500,000	5,500,000
4.80% 2/20/08	7,500,000	7,500,000
		217,871,883
Total Discounted Commercial Paper (cost $430,605,845)		430,605,845
•Floating Rate Notes – 9.29%
American Express Bank 5.246% 9/18/08	10,000,000	10,000,000
≥American International Group 4.884% 6/23/08	6,000,000	6,000,323
≥ANZ National International 5.26% 12/5/08	5,000,000	5,000,000
≥Australia & New Zealand Bank 5.639% 10/3/08	5,000,000	5,000,000
Bank of America 4.315% 5/16/08	5,000,000	5,000,000
≥DnB NOR Bank 4.865% 11/24/08	9,250,000	9,250,000
≥Goldman Sachs Group 5.084% 8/22/08	8,000,000	8,000,000
Total Floating Rate Notes (cost $48,250,323)		48,250,323

Total Market Value of Securities – 97.98%
(cost $508,856,180)©		508,856,180
Receivables and Other Assets Net of Liabilities (See Notes) – 2.02%		10,492,397
Net Assets Applicable to 519,694,120 Shares Outstanding – 100.00%		$519,348,577

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of December 31, 2007.
©Also the cost for federal income tax purposes.
≥Security exempt from registration under Section 4(2) and/or Rule of the Securities Act of 1933, as amended and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2007, the aggregate amount of these securities equaled $33,250,323, which represented 6.40% of the Fund’s net assets. See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Cash Reserve – Delaware Cash Reserve Fund (Fund).

Security Valuation - Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective September 28, 2007, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
For federal income tax purposes, at March 31, 2007, capital loss carryforwards of $348,026 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

3. Credit and Market Risk
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. As of December 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: